PROSPECTUS SUPPLEMENT

AUGUST 1, 2016

for

THE GUARDIAN INVESTOR ASSET BUILDER® VARIABLE ANNUITY

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (GIAC)

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2016 for The Guardian Investor Asset Builder® Variable Annuity, a variable annuity contract issued through The Guardian Separate Account R;

Effective as of close of business on July 29, 2016, Victory Capital Management Inc. (“Victory Capital”) acquired RS Investment Management Co. LLC, the investment adviser to the RS Funds. Pursuant to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds, each of the RS Funds was reorganized into a corresponding, newly-formed fund within the Victory Capital family of funds.

As a result of this acquisition, please note the following changes to your Prospectus:

1. The Fund list on the front cover is amended to reflect that the RS Funds have been reorganized into newly-formed funds within the Victory Capital family of funds. The RS Funds listed have been replaced with the following:

•	Victory Variable Insurance Funds (formerly the RS Variable Products Trust)
–	Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)
–	Victory High Yield VIP Series (formerly the RS High Yield VIP Series)
–	Victory RS International VIP Series (formerly the RS International VIP Series)
–	Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)
–	Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)
–	Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)
–	Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)
–	Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)

2. The first bullet in the section entitled “EXPENSES” has been replaced with the following:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract range from 0.38% to 1.34%, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

3. The information regarding fund operating expenses in the section entitled “TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES” has been replaced with the following:

Total Annual Underlying Mutual Fund Operating Expenses (expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.38%	1.34%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2015 for all underlying mutual funds, except the Victory Variable Insurance Funds. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the funds’ expense ratios for the funds’ current fiscal year to be higher than the expense information presented.

PROSUPP729GIAB

4. The information in the section entitled “Expense Examples” has been replaced with the following:

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract. All costs are as of the last day of the applicable time period, except for the rider charge and contract fee, which are as of the following contract anniversary. The costs include the contractowner transaction expenses, an annual contract fee of $35, and separate account annual expenses which include a daily administrative charge at an annual rate of 0.20% and a daily mortality and expense risk charge at an annual rate of 1.25% of the net asset value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year.

Example 1 shows a contract with a spousal version of the Guardian Target 300 Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider with the optional death benefit (which are the most expensive optional features available under the contract). The costs shown are the maximum (4.00%) and current (2.10%) GLWB rider fees, and the maximum average weighted fund expense (0.76%) for the aggressive model and the minimum average weighted fund expense (0.70%) for the conservative model which are two of the allocation models available under the GLWB rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1: Contract with the spousal version of the Guardian Target 300 GLWB Rider with the optional death benefit and maximum and minimum allocation model expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$1,495	$2,756	$4,107	$8,048
Conservative Model:	$1,485	$2,739	$4,080	$8,002
Current Rider Charge
Growth Model:	$1,292	$2,120	$3,007	$5,618
Conservative Model:	$1,286	$2,103	$3,978	$5,566
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$695	$2,156	$3,707	$8,048
Conservative Model:	$689	$2,139	$3,680	$8,002
Current Rider Charge
Growth Model:	$492	$1,520	$2,607	$5,618
Conservative Model:	$486	$1,503	$2,578	$5,566

Example 2 shows a basic contract without any riders (which is the least expensive way to purchase the contract) and maximum (1.34%) and minimum (0.38%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2: Basic contract without any riders and maximum and minimum underlying mutual fund expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,128	$1,599	$2,091	$3,519
Minimum:	$1,027	$1,297	$1,590	$2,528
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$328	$999	$1,691	$3,519
Minimum:	$227	$697	$1,190	$2,528

These Examples do not reflect transfer fees or annuity taxes (which may range from 0.50% up to 3.5%, depending on the jurisdiction). Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples. A table of accumulation unit values is in Appendix A – Summary Financial Information.

5. The information regarding your allocation options in the section entitled “VARIABLE INVESTMENT OPTIONS” is amended to reflect that the RS Funds have been reorganized into newly-formed funds within the Victory Capital family of funds. The RS Funds are no longer available as investment options under your policy and have been replaced with the following:

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. For purposes of this investment strategy, an investment is considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144	Park Avenue Institutional Advisers LLC 7 Hanover Square NY, NY 10004
Victory RS International VIP Series (formerly the RS International VIP Series)	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization — which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

The funds mentioned above may not be available in all states. Please contact your registered representative for more information.

Please refer to your prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

Note: If you received a summary prospectus for a fund listed in the chart above, please follow the directions on the first page of the summary prospectus if you wish to obtain a copy of the full fund prospectus, or contact our Customer Service Office at 1-800-221-3253.

6. The third paragraph after the allocation options chart in the section entitled “VARIABLE INVESTMENT OPTIONS” is deleted and replaced with the following:

Currently all investment advisors (or their affiliates) pay us compensation every year for administration or other expenses. This compensation ranges from 0.10% to 0.30% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from all Funds, except portfolios from the Davis Variable Account Fund, Inc. and Victory Variable Insurance Funds. Currently, the amount of 12b-1 fees ranges from 0.25% to 0.50%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the funds. We may profit from these payments.

7. The first paragraph under the subsection “SELECTION OF FUNDS” is deleted and replaced with the following:

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the Victory High Yield VIP Series, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of accumulation value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract owners.

8. The second bullet of the third paragraph in the section entitled “LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)” is deleted and replaced with the following:

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	Fidelity VIP Government Money Market Portfolio, Victory INCORE Low Duration Bond VIP Series or The Fixed-Rate Option.

40% –

Victory INCORE Investment Quality Bond VIP Series , Victory INCORE Low Duration Bond VIP Series, Invesco V.I. Government Securities Fund, Fidelity VIP Investment Grade Bond Portfolio, MFS® Total Return Bond Series Fund or The Fixed-Rate Option.

40% –

Victory RS Large Cap Alpha VIP Series, Victory S&P 500 Index VIP Series, Victory High Yield VIP Series, Victory RS International VIP Series, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Invesco V.I. American Franchise Fund, Invesco V.I. Core Equity Fund, AB VPS Value Portfolio, AB VPS Real Estate Investment Portfolio, AB VPS Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Gabelli Capital Asset Fund, MFS® Strategic Income Portfolio, MFS® Investors Trust Series, MFS® Total Return Series or Invesco V.I. Growth and Income Fund.

10% –

Victory RS Small Cap Growth Equity VIP Series, Victory Sophus Emerging Markets VIP Series, Invesco V.I. American Franchise Fund, Invesco V.I. Value Opportunities Fund, Invesco V.I. Mid Cap Core Equity Fund, Alger Capital Appreciation Portfolio, AB VPS Large Cap Growth Portfolio, AB VPS Global Thematic Growth Portfolio, Davis Financial Portfolio, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Fidelity VIP Mid Cap Portfolio, MFS® Core Equity Portfolio, MFS® Growth Series, MFS® New Discovery Series, or Templeton Growth VIP Fund.

9. The Aggressive, Moderate and Conservative allocation models under the section entitled “GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER” are deleted and replaced with the following:

	Aggressive 80/20 Model	Moderate 60/40 Model	Conservative 40/60 Model
Victory RS Large Cap Alpha VIP Series or Victory S&P 500 Index VIP Series	15%	10%	9%
Fidelity VIP Contrafund Portfolio	10%	10%	9%
Davis Value Portfolio	10%	7%	5%
Fidelity VIP Equity-Income Portfolio	5%	5%	3%
Fidelity VIP Mid Cap Portfolio	15%	15%	7%
Franklin Small Cap Value VIP Fund	5%	8%	4%
Victory RS Small Cap Growth Equity VIP Series	5%	0%	0%
Victory High Yield VIP Series	3%	5%	10%
Victory INCORE Investment Quality Bond VIP Series	10%	15%	25%
Fidelity VIP Investment Grade Bond Portfolio	7%	20%	25%
Victory RS International VIP Series	15%	5%	3%

Under all the models, you must select either the Victory RS Large Cap Alpha VIP Series or the Victory S&P 500 Index VIP Series. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Transfers may only be made once per calendar quarter and must be at least 30 days after any prior transfer. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on February 1, May 1, August 1 and November 1.

Except as set forth herein, all other provisions of the Prospectus noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE

RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.